Advances to Suppliers and Other (Details) - Schedule of Advances to Suppliers - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Advances To Suppliers Abstract
Advance to suppliers	$ 1,747,551	$ 515,137
Advance payment for potential factory lease	1,000,000	4,201,354
Total	$ 2,747,551	$ 4,716,491